Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	Credit Suisse Commodity Strategy Funds
Entity Central Index Key	0001291446
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2024
Document Effective Date	Feb. 28, 2024
Prospectus Date	Feb. 28, 2024
Credit Suisse Commodity Return Strategy Fund | Class I
Prospectus:
Trading Symbol	CRSOX
Credit Suisse Commodity Return Strategy Fund | Class A
Prospectus:
Trading Symbol	CRSAX
Credit Suisse Commodity Return Strategy Fund | Class C
Prospectus:
Trading Symbol	CRSCX